Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 238,201,989.70
Total Fee Amount	32,895.70
Total Offset Amount	0.00
Net Fee	$ 32,895.70
Offering Table N/A
Offset Table N/A	N/A